Segment Information - Cash flow transactions and Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow
Acquisition of property, plant, and equipment	R$ 1,012,639	R$ 929,236	R$ 1,028,419
Capitalized interest and other items included in property, plant and equipment and provision for ARO	35,412	32,628	10,465
Acquisition of intangible assets	274,691	277,600	237,488
Payments of contractual assets with customers – exclusive rights	597,798	769,119	420,261
Decarbonization credits (see Note 16)	778,885	635,130	176,837
Assets
Total assets (excluding intersegment transactions)	38,251,974	36,441,003
Elimination of intersegment amounts [member]
Cash flow
Acquisition of property, plant, and equipment	(131,018)	0	0
Capitalized interest and other items included in property, plant and equipment and provision for ARO	0	0	0
Acquisition of intangible assets	(7,497)	0	0
Payments of contractual assets with customers – exclusive rights	0	0	0
Decarbonization credits (see Note 16)	0	0	0
Ipiranga [member]
Cash flow
Acquisition of property, plant, and equipment	459,558	427,861	386,693
Capitalized interest and other items included in property, plant and equipment and provision for ARO	35,412	32,628	7,683
Acquisition of intangible assets	168,547	194,385	156,498
Payments of contractual assets with customers – exclusive rights	597,798	769,119	420,261
Decarbonization credits (see Note 16)	778,496	635,130	176,837
Assets
Total assets (excluding intersegment transactions)	25,042,098	23,342,826
Ultragaz [member]
Cash flow
Acquisition of property, plant, and equipment	376,312	318,750	336,871
Capitalized interest and other items included in property, plant and equipment and provision for ARO	0	0	0
Acquisition of intangible assets	56,540	38,876	30,150
Payments of contractual assets with customers – exclusive rights	0	0	0
Decarbonization credits (see Note 16)	0	0	0
Assets
Total assets (excluding intersegment transactions)	4,144,983	4,281,857
Ultracargo Vila do Conde [member]
Cash flow
Acquisition of property, plant, and equipment	292,653	175,984	298,272
Capitalized interest and other items included in property, plant and equipment and provision for ARO	0	0	2,782
Acquisition of intangible assets	1,060	9,125	15,819
Payments of contractual assets with customers – exclusive rights	0	0	0
Decarbonization credits (see Note 16)	0	0	0
Assets
Total assets (excluding intersegment transactions)	3,233,270	3,045,407
Abastece Aí [member]
Cash flow
Acquisition of property, plant, and equipment			636
Acquisition of intangible assets			34,824
Others [member]
Cash flow
Acquisition of property, plant, and equipment	15,134	6,641	5,947
Capitalized interest and other items included in property, plant and equipment and provision for ARO	0	0	0
Acquisition of intangible assets	56,041	35,214	197
Payments of contractual assets with customers – exclusive rights	0	0	0
Decarbonization credits (see Note 16)	389	0	0
Assets
Total assets (excluding intersegment transactions)	5,831,623	5,770,913
Subtotal Segments [member]
Cash flow
Acquisition of property, plant, and equipment	1,143,657	929,236	1,028,419
Capitalized interest and other items included in property, plant and equipment and provision for ARO	35,412	32,628	10,465
Acquisition of intangible assets	282,188	277,600	237,488
Payments of contractual assets with customers – exclusive rights	597,798	769,119	420,261
Decarbonization credits (see Note 16)	778,885	635,130	R$ 176,837
Assets
Total assets (excluding intersegment transactions)	R$ 38,251,974	R$ 36,441,003